November 26, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Compass Capital Funds
    File No.  33-26305

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                      U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 24f-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

1.  Name and address of issuer:  Compass Capital Funds
                                 400 Bellevue Parkway
                                 Wilmington, DE 19809

2.  Name of each series or class of funds for which this notice is filed:

    Value Equity Portfolio
    Growth Equity Portfolio
    Small Cap Growth Equity Portfolio
    Select Equity Portfolio
    Index Equity Portfolio
    Small Cap Value Equity Portfolio
    International Equity Portfolio
    International Emerging Markets Portfolio
    Balanced Portfolio
    Short Government Bond Portfolio
    Intermediate Government Bond Portfolio
    Intermediate Bond Portfolio
    Core Bond Portfolio
    Government Income Portfolio
    Managed Income Portfolio
    International Bond Portfolio
    Tax-Free Income Portfolio
    Pennsylvania Tax-Free Income Portfolio
    New Jersey Tax-Free Income Portfolio
    Ohio Tax-Free Income Portfolio
    Money Market Portfolio
    U.S. Treasury Money Market Portfolio
    Municipal Money Market Portfolio
    New Jersey Municipal Money Market Portfolio
    North Carolina Municipal Money Market Portfolio
    Ohio Municipal Money Market Portfolio
    Pennsylvania Municipal Money Market Portfolio
    Virginia Municipal Money Market Portfolio
    Multi-Sector Mortgage Securities Portfolio III

3.  Investment Company Act File Number:     811-5742

    Securities Act File Number:    33-26305

4.  Last day of fiscal year for which this notice is filed:

    September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                              [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Number:       2,140,136,586
    Amount:      $2,197,916,213

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number:        18,713,252,201
    Sale Price:    $22,853,720,068

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number:         16,573,405,615
    Sale Price:     $20,655,803,855

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:              38,466,787
    Sale Price:         $226,184,852

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):   $  20,655,803,855

    (ii) Aggregate price of shares issued in connection
    with dividend reinvestment plans (from Item 11,
    if applicable):                                         +     226,184,852

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                 -  20,459,545,263

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                 +        0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                             $     422,443,444

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                             /       3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                             $     128,013.16


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Linda Kaufmann
        Linda Kaufmann
        Assistant Treasurer

Date:   November 25, 1996



November 26, 1996


Compass Capital Funds
Bellevue Park Corporate Center
400 Bellevue Parkway
Wilmington, DE  19809


Re:Rule 24f-2 Notice for Compass Capital Funds
(Registration No. 33-26305)

Gentlemen:

We have acted as counsel for Compass Capital Funds, a Massachusetts business trust (the "Fund"), in connection with the registration, under the Securities Act of 1933, as amended, of shares of each investment portfolio of the Fund made definite in number by the Fund's Rule 24f-2 Notice accompanying this opinion (collectively, the "Shares"). During the fiscal year or periods ended September 30, 1996, all of the above-referenced Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Fund is authorized to issue an unlimited number of Shares of each class of each investment portfolio, with a par value of $.001. We have reviewed the Fund's Declaration of Trust as amended, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders and such other legal and factual matters as we have considered necessary. We have relied on an opinion of Ropes & Gray, special Massachusetts counsel to the Fund, insofar as our opinion below relates to matters arising under the laws of the Commonwealth of Massachusetts.

On the basis of and subject to the foregoing, we are of the opinion that the foregoing Shares registered pursuant to Rule 24f-2 were, when issued for payment as described in the Fund's prospectuses for such respective classes of Shares, legally issued, fully paid, and non-assessable by the Fund.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in every note, bond, contract, order or other undertaking issued by or on behalf of the Fund or its trustees, and in the stationery used by the Fund. The Declaration of Trust provides for indemnification out of the assets of the Fund belonging to the class(es) of Shares owned by each shareholder (and other classes having the same alphabetical designation) for all loss and expense of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant class of Shares itself (and other classes having the same alphabetical designation) would be unable to meet its obligations.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule 24f-2 Notice.

Very truly yours,

/S/ Drinker Biddle & Reath
DRINKER BIDDLE & REATH